TAXATION - Unrecognized tax position (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
TAXATION
Unrecognized tax benefits	¥ 59,063		¥ 79,520	$ 8,093
Unrecognized tax benefits, if ultimately recognized, that will impact the effective tax rate	56,700		57,600	$ 7,800
TAXATION
Balance at beginning of year	79,520	$ 10,896	80,930
Decrease based on tax positions related to the current year	(20,457)	(2,803)	(1,410)
Balance at end of year	¥ 59,063	$ 8,093	¥ 79,520